INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 2) (USD $)	Mar. 31, 2014	Mar. 31, 2013
Contributions Payable [Line Items]
Capital contributions payable	$ 85,274	$ 91,360
Series Fifteen [Member]
Contributions Payable [Line Items]
Capital contributions payable	0	0
Series Sixteen [Member]
Contributions Payable [Line Items]
Capital contributions payable	50,008	50,008
Series Seventeen [Member]
Contributions Payable [Line Items]
Capital contributions payable	16,712	22,798
Series Eighteen [Member]
Contributions Payable [Line Items]
Capital contributions payable	18,554	18,554
Series Nineteen [Member]
Contributions Payable [Line Items]
Capital contributions payable	$ 0	$ 0